Summary of Significant Accounting Policies (Details) - Schedule of condensed statement of operations - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net Loss	$ (495)	$ (386,732)	$ (1,322,607)	$ (30,939)	$ (31,434)	$ (1,709,339)	$ (1,127,612)
Accretion of temporary equity to redemption value		(1,195,374)				(2,294,875)	(1,733,440)
Net loss including accretion of temporary equity to redemption value		(1,582,106)				(4,004,214)	(2,861,052)
Common Shares Subject to Redemption [Member]
Condensed Income Statements, Captions [Line Items]
Accretion of temporary equity to redemption value		1,195,371				2,294,875	1,733,440
Allocation of net loss		$ (20,342)				$ (782,028)	$ (149,951)
Weighted-average shares outstanding (in Shares)		5,733,920				5,733,920	2,789,393
Basic and diluted net income (loss) per share (in Dollars per share)							$ (0.05)
Allocation of net loss including accretion of temporary equity		$ (1,215,716)				$ (3,076,903)	$ (1,883,391)
Non-redeemable Common Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net Loss				$ (30,939)	$ (31,434)
Accretion of temporary equity to redemption value
Allocation of net loss		$ (366,390)				$ (927,311)	$ (977,661)
Weighted-average shares outstanding (in Shares)		1,728,078		1,247,940	1,091,947	1,728,078	1,447,964
Basic and diluted net income (loss) per share (in Dollars per share)							$ (0.68)
Allocation of net loss including accretion of temporary equity		$ (366,390)				$ (927,311)	$ (977,661)